Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.1%
Transamerica International Equity, Class I3 (A)	4,078	$ 119,079
Money Market Fund - 0.1%
Transamerica Government Money Market, Class I3, 3.34% (A)(B)	5,113	5,113
U.S. Equity Funds - 8.6%
Transamerica Large Growth, Class I3 (A)	14,445	164,966
Transamerica Large Value Opportunities, Class I3 (A)	19,396	190,665
Transamerica Small Cap Growth, Class I3 (A)	10,583	58,733
Transamerica Small Cap Value, Class I3 (A)	9,385	60,910
		475,274
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 89.3%
Transamerica Core Bond, Class I3 (A)	290,100	$ 2,445,546
Transamerica High Yield Bond, Class I3 (A)	73,888	594,055
Transamerica Inflation Opportunities, Class I3 (A)	96,047	935,495
Transamerica Short-Term Bond, Class I3 (A)	100,516	984,052
		4,959,148
Total Investment Companies (Cost $5,594,809)		5,558,614
Total Investments (Cost $5,594,809)		5,558,614
Net Other Assets (Liabilities) - (0.1)%		(2,844)
Net Assets - 100.0%		$ 5,555,770
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,558,614	$—	$—	$5,558,614
Total Investments	$5,558,614	$—	$—	$5,558,614
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2026	Shares as of July 31, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Core Bond, Class I3	$2,881,803	$194,748	$(541,040)	$1,415	$(91,380)	$2,445,546	290,100	$86,340	$—
Transamerica Government Money Market, Class I3	12,626	1,644,331	(1,651,817)	(27)	—	5,113	5,113	268	—
Transamerica High Yield Bond, Class I3	714,546	58,040	(162,597)	4,078	(20,012)	594,055	73,888	34,473	—
Transamerica Inflation Opportunities, Class I3	1,099,093	61,402	(206,104)	14,274	(33,170)	935,495	96,047	21,812	—
Transamerica International Equity, Class I3	144,073	15,292	(57,735)	15,340	2,109	119,079	4,078	5,467	5,112
Transamerica Large Growth, Class I3	222,110	71,118	(54,937)	7,551	(80,876)	164,966	14,445	4,622	49,602
Transamerica Large Value Opportunities, Class I3	209,299	34,089	(54,441)	2,309	(591)	190,665	19,396	11,912	15,108
Transamerica Short-Term Bond, Class I3	1,137,023	74,021	(214,344)	3,386	(16,034)	984,052	100,516	33,960	—
Transamerica Small Cap Growth, Class I3	66,954	10,683	(13,198)	(1,949)	(3,757)	58,733	10,583	—	8,326
Transamerica Small Cap Value, Class I3	68,215	5,946	(29,237)	1,719	14,267	60,910	9,385	1,013	2,576
Total	$6,555,742	$2,169,670	$(2,985,450)	$48,096	$(229,444)	$5,558,614	623,551	$199,867	$80,724

Transamerica Funds

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)	Rate disclosed reflects the yield at July 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Asset Allocation Short Horizon

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation Short Horizon (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Funds